Note 21 - Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Due from Related Parties	$ 1,700,000	$ 690,000
Related Party Deposit Liabilities	3,100,000	16,100,000
Related Party Transaction, Expenses from Transactions with Related Party	$ 91,000	$ 7,000